INVENTORIES (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 33,981	$ 28,935	$ 24,447
Raw materials	27,544	25,129
Maintenance parts	6,059	5,746	4,575
Total inventories	$ 67,584	$ 59,810	$ 50,894